Exhibit 99.1

[KPMG logo]

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Cantor Commercial Real Estate Lending, L.P.
CCRE Commercial Mortgage Securities, L.P.
Cantor Fitzgerald & Co. (together, the “Company”)
Citigroup Global Markets Inc.
(collectively, the “Specified Parties”)

Re:	CCRE 2015-RITZ – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loan and the related mortgaged property which we were informed is intended to be included as collateral in the offering of the CCRE 2015-RITZ Mortgage Trust, Commercial Mortgage Pass-Through Certificates.  The Company is responsible for the information contained in the Data File (defined below).  This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated.  Such compared information was deemed to be in agreement if differences were attributable to rounding.

•
The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated.  Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.

•
The term “Data File” means the electronic data file provided to us by the Company on July 13, 2015 containing information with respect to 1 mortgage loan (“Mortgage Loan”) and the related 1 mortgaged property (“Mortgaged Property”).

•	The term “Cut-off Date” means the payment date in July 2015, as provided by the Company.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.

•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

CCRE 2015-RITZ
July 13, 2015
Page
2

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on the Mortgage Loan and related Mortgaged Property in the Data File.

A.
For the Mortgage Loan and related Mortgaged Property in the Data File, we compared the Compared Attributes in the Data File to the corresponding information set forth the Loan File (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement.

B.
Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and related Mortgaged Property listed in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Data File.  Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address:  (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.  The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of Cantor Commercial Real Estate Lending, L.P., CCRE Commercial Mortgage Securities, L.P., Cantor Fitzgerald & Co. and Citigroup Global Markets Inc.  It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

July 13, 2015

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Loan Name	Provided by the Company
Property Name	Provided by the Company
Primary Type	Appraisal Report
Secondary Type	Appraisal Report
Hotel Flag	Franchise Agreement
Address	Appraisal Report
City	Appraisal Report
State	Appraisal Report
Zip Code	Appraisal Report or USPS.com
Year Built	Appraisal Report/Engineering Report
Latest Renovation	Appraisal Report/Engineering Report
"As-is" Appr. Value	Appraisal Report
"As-is" Value Date	Appraisal Report
"Stabilized" Appr. Value	Appraisal Report
"As-Stabilized" Value Date	Appraisal Report
Appraisal Firm	Appraisal Report
FIRREA	Appraisal Report
Date of Seismic Report	Engineering Report/Seismic Report
Seismic Firm	Engineering Report/Seismic Report
Located in Seismic Zone (Yes/No)	Engineering Report/Seismic Report
PML (%)	Engineering Report/Seismic Report
Material Recognized Environmental Concern (Y/N)	Environmental Report
Date of Engineering Report	Engineering Report
Engineering Firm	Engineering Report
Date of Phase I Report	Environmental Report
Environmental Firm	Environmental Report
Phase II Recommended (Yes/No)	Environmental Report
Date of Phase II Report	Environmental Report
Rooms / Total SF	Company Underwritten Cash Flow Statement
Collateral Rooms / SF	Company Underwritten Cash Flow Statement
Primary Unit of Measure	Company Underwritten Cash Flow Statement
Occupancy	Company Underwritten Cash Flow Statement

Attribute	Source Document
Occupancy Date	Company Underwritten Cash Flow Statement
Most Recent ADR	Company Underwritten Cash Flow Statement
Most Recent RevPAR	Company Underwritten Cash Flow Statement
2014 ADR	Company Underwritten Cash Flow Statement
2014 RevPAR	Company Underwritten Cash Flow Statement
2013 ADR	Company Underwritten Cash Flow Statement
2013 RevPAR	Company Underwritten Cash Flow Statement
2012 ADR	Company Underwritten Cash Flow Statement
2012 RevPAR	Company Underwritten Cash Flow Statement
2011 ADR	Company Underwritten Cash Flow Statement
2011 RevPAR	Company Underwritten Cash Flow Statement
1st Mortgage Original Balance	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Mezzanine Original Balance	Mezzanine Loan Agreement
LIBOR Assumption	Provided by the Company
LIBOR Setting	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
LIBOR Reset Frequency	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
LIBOR Rounding	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
LIBOR Floor	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
1st Mortgage Floor	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Mezzanine Floor	Mezzanine Loan Agreement
Effective LIBOR 1st Mortgage	Provided by the Company
Effective LIBOR Mezzanine	Provided by the Company
Mezzanine Margin	Mezzanine Loan Agreement
1st Mortgage Margin	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
LIBOR Cap	Rate Cap Agreement
LIBOR Cap Expiration	Rate Cap Agreement
LIBOR Cap Provider	Rate Cap Agreement
LIBOR Cap Provider Ratings (S/M/F)	Rate Cap Agreement
Note Date	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Borr. Legal Name	Loan Agreement/Promissory Note, Deed of Trust/Mortgage

Attribute	Source Document
Recourse Carve Out Guarantees (Yes/No)	Guaranty
Recourse Guarantee Warm Body (Yes/No)	Guaranty
Recourse Guarantor Name	Guaranty
Recourse Guarantor Ongoing Net Worth and Liquidity Covenants	Guaranty
Loan Purpose	Settlement Statement
Payment Day	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Interest Accrual Begin	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Interest Accrual End	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Rate Type	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Loan Type	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
1st Amortization Date	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Mezz Amort	Mezzanine Loan Agreement
IOPeriod	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
1st. IO Date	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
First Pmt Date	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Maturity Date	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Original Term	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Exit Fee	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Extension Option	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Extension Fee	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Extended Maturity	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Aggregate Extension Options	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Original Term Extended	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Prepay Description	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Partial Prepay Permitted (Provisions)	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Liquidated Damages	Loan Agreement/Promissory Note, Deed of Trust/Mortgage

Attribute	Source Document
Lockout Period	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Penalty Period	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Open Period	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Lockout Exp Date	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Prepay Penalty Start Date	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Prepay Penalty End Date	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Grace Days Default	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Grace Days Late Fee	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Default Rate	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Late Fee	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
SPE	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Non Consol	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Non Consolidation Agreement
Ind. Director	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Cross Collat.	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Cross Collateralized Agreement
Cross Default	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Crossed Collateralized Agreement
Partial Release Permitted	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Partial Release Description	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Lien Position	Proforma Title Policy
Fee Simple / Leasehold	Proforma Title Policy
Ground Lease	Proforma Title Policy/Ground Lease
Ground Lease Exp.	Proforma Title Policy/Ground Lease
Annual Ground Lease Payment	Proforma Title Policy/Ground Lease
LockBox Type	Loan Agreement/Cash Management Agreement
Cash Management	Loan Agreement/Cash Management Agreement
Excess Cash Trap Trigger	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Cash Management Agreement/Lockbox Agreement

Attribute	Source Document
Prop Management	Property Management Agreement
Prop Management Fee	Property Management Agreement
Prop Management Initial Expiration Date	Property Management Agreement
Prop Management Renew Term	Property Management Agreement
Initial Tax Reserve	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Initial Insurance Reserve	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Initial Replacement Reserve	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Initial TI/LC Reserve	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Initial Deferred Maintenance Reserve	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Initial Environmental Reserve	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Initial Debt Service Reserve	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Initial Other Reserve	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Initial Other Reserve Description	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Ongoing Tax Escrow	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Ongoing Insurance Escrow	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Ongoing Required Replacement Reserves	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Ongoing Required TI/LC	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
FFE Reserve	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement

Attribute	Source Document
Ongoing Other Reserve	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
Ongoing Other Reserve Description	Loan Agreement/Promissory Note, Deed of Trust/Mortgage/Settlement Statement/Reserve Agreement
UW Revenues	Company Underwritten Cash Flow Statement
UW Expenses	Company Underwritten Cash Flow Statement
UW NOI	Company Underwritten Cash Flow Statement
UW Replacement Reserves/FF&E	Company Underwritten Cash Flow Statement
UW TI/LC	Company Underwritten Cash Flow Statement
UW NCF	Company Underwritten Cash Flow Statement
Most Recent Financial Statement Date	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
2nd Most Recent Financial Statement Date	Company Underwritten Cash Flow Statement
2nd Most Recent NCF	Company Underwritten Cash Flow Statement
3rd Most Recent Financial Statement Date	Company Underwritten Cash Flow Statement
3rd Most Recent NCF	Company Underwritten Cash Flow Statement
Master & Primary Fee Rate	Provided by the Company
Cert Admin / Trustee Fee Rate	Provided by the Company
CREFC Fee	Provided by the Company
Directs Investment (Borrower or Lender)	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
RE Tax	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Insurance	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Replacement Reserves	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
TI/LC	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Immediate Repairs	Loan Agreement/Promissory Note, Deed of Trust/Mortgage
Other Escrows	Loan Agreement/Promissory Note, Deed of Trust/Mortgage

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Appraised Value / Unit	“As-is” Appr. Value divided by Collateral Rooms / SF
Total Debt Original Balance	The sum of 1st Mortgage Original Balance and Mezzanine Original Balance
Total Debt Current Balance	The sum of 1st Mortgage Current Balance and Mezzanine Current Balance
1st Mortgage Current Balance
We recomputed using the 1st Mortgage Original Balance, 1st Mortgage Debt Service at LIBOR, 1st Mortgage Coupon, First Pmt Date, Rate Type, IOPeriod, and Seasoning.  We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

Mezzanine Current Balance
We recomputed using the Mezzanine Original Balance, Mezzanine Debt Service at LIBOR
Mezzanine Coupon, First Pmt Date, Rate Type, IOPeriod, and Seasoning.  We are assuming all scheduled payments of principal and/or interest on the mezzanine mortgage loan are made and that there are no prepayments or other unscheduled collections.

Total Debt Balloon Balance	The sum of 1st Mortgage Balloon Balance and Mezzanine Balloon Balance
1st Mortgage Balloon Balance
We recomputed using the 1st Mortgage Original Balance, 1st Mortgage Debt Service at LIBOR, 1st Mortgage Coupon, First Pmt Date, Rate Type, IOPeriod, Seasoning and Maturity Date.  We are assuming all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.

Mezzanine Balloon Balance
We recomputed using the Mezzanine Original Balance, Mezzanine Debt Service at LIBOR Mezzanine Coupon, First Pmt Date, Rate Type, IOPeriod, Seasoning and Maturity Date.  We are assuming all scheduled payments of principal and/or interest on the mezzanine mortgage loan are made and that there are no prepayments or other unscheduled collections.

1st Mortgage Balance / Unit	1st Mortgage Current Balance divided by Collateral Rooms / SF
Total Debt Balance / Unit	Total Debt Current Balance divided by Collateral Rooms / SF
1st Mortgage "As Is" Current LTV	1st Mortgage Current Balance divided by “As-is” Appr. Value
Total Debt "As Is" Current LTV	Total Debt Current Balance divided by “As-is” Appr. Value

Attribute	Calculation Methodology
1st Mortgage "As Stabilized" Current LTV	1st Mortgage Current Balance divided by “Stabilized” Appr. Value
Total Debt "As Stabilized" Current LTV	Total Debt Current Balance divided by “Stabilized” Appr. Value
1st Mortgage "As Is" Maturity LTV	1st Mortgage Balloon Balance divided by “As-is” Appr. Value
Total Debt "As Is" Maturity LTV	Total Debt Balloon Balance divided by “As-is” Appr. Value
1st Mortgage "As Stabilized" Maturity LTV	1st Mortgage Balloon Balance divided by “Stabilized” Appr. Value
Total Debt "As Stabilized" Maturity LTV	Total Debt Balloon Balance divided by “Stabilized” Appr. Value
Total Debt Margin	We calculated by using the weighted average of the 1st Mortgage Margin and Mezzanine Margin weighted by the 1st Mortgage Original Balance and the Mezzanine Original Balance, respectively
Total Debt Coupon	We calculated by using the weighted average of the 1st Mortgage Coupon and Mezzanine Coupon weighted by the 1st Mortgage Original Balance and the Mezzanine Original Balance, respectively
1st Mortgage Coupon	The sum of the 1st Mortgage Margin and the Effective LIBOR 1st Mortgage
Mezzanine Coupon	The sum of the Mezzanine Margin and the Effective LIBOR Mezzanine
1st Mortgage Debt Service at LIBOR	We recomputed by the following formula: 1st Mortgage Current Balance multiplied by the 1st Mortgage Coupon multiplied by the number of days in the month (Actual/360)
Mezzanine Debt Service at LIBOR	We recomputed by the following formula: Mezzanine Current Balance multiplied by the Mezzanine Coupon multiplied by the number of days in the month (Actual/360)
Total Debt, Debt Service at LIBOR	The sum of the 1st Mortgage Debt Service at LIBOR and the Mezzanine Debt Service at LIBOR

Attribute	Calculation Methodology
1st Mortgage Cap Coupon	The sum of the LIBOR Cap and the 1st Mortgage Margin
Mezzanine Cap Coupon	The sum of the LIBOR Cap and the Mezzanine Margin
1st Mortgage Debt Service at Cap	We recomputed by the following formula: 1st Mortgage Current Balance multiplied by the 1st Mortgage Cap Coupon multiplied by the number of days in the month (Actual/360)
Mezzanine Debt Service at Cap	We recomputed by the following formula: Mezzanine Current Balance multiplied by the Mezzanine Cap Coupon multiplied by the number of days in the month (Actual/360)
Total Debt, Debt Service at Cap	The sum of the 1st Mortgage Debt Service at Cap and the Mezzanine Debt Service at Cap
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Remaining Term	Original Term minus Seasoning
Remaining Term Extended	Original Term Extended minus Seasoning
Total Debt UW NOI DSCR at LIBOR	UW NOI divided by the sum of the 1st Mortgage Debt Service at LIBOR and the Mezzanine Debt Service at LIBOR
Total Debt UW NCF DSCR at LIBOR	UW NCF divided by the sum of the 1st Mortgage Debt Service at LIBOR and the Mezzanine Debt Service at LIBOR
Total Debt UW NOI DSCR at LIBOR at Cap	UW NOI divided by the sum of the 1st Mortgage Debt Service at Cap and the Mezzanine Debt Service at Cap
Total Debt UW NCF DSCR at Cap	UW NCF divided by the sum of the 1st Mortgage Debt Service at Cap and the Mezzanine Debt Service at Cap
1st Mortgage UW NCF DSCR at LIBOR	UW NCF divided by the 1st Mortgage Debt Service at LIBOR
1st Mortgage UW NOI DSCR at LIBOR	UW NOI divided by the 1st Mortgage Debt Service at LIBOR
1st Mortgage UW NCF DSCR at Cap	UW NCF divided by the 1st Mortgage Debt Service at Cap
1st Mortgage UW NOI DSCR at Cap	UW NOI divided by the 1st Mortgage Debt Service at Cap
Total Debt UW NOI Debt Yield	UW NOI divided by the Total Debt Current Balance
Total Debt UW NCF Debt Yield	UW NCF divided by the Total Debt Current Balance
1st Mortgage UW NOI Debt Yield	UW NOI divided by the 1st Mortgage Current Balance
1st Mortgage UW NCF Debt Yield	UW NCF divided by the 1st Mortgage Current Balance
Admin Fee Rate	Sum of the Master & Primary Fee Rate, Cert Admin / Trustee Fee Rate and the CREFC Fee

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by Company,” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

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